Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 4,303	$ 1,423
Less: accumulated depreciation and amortization	(1,034)	(706)
Property, Plant and Equipment, Net, Total	3,269	717
Computer and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,603	998
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	429	162
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,271	$ 263